Warrants - Summary of Warrants Outstanding (Details) - shares	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Warrants Outstanding [Line Items]
Warrants Outstanding	16,791,667	16,791,667	9,791,667
Public Warrants
Warrants Outstanding [Line Items]
Warrants Outstanding	12,175,000	12,175,000	5,175,000
Private Warrants
Warrants Outstanding [Line Items]
Warrants Outstanding	4,616,667	4,616,667	4,616,667